Leases - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Feb. 28, 2013 Sony City Osaki sale and leaseback JPY (¥)	Mar. 31, 2013 Sony City Osaki sale and leaseback JPY (¥)	Mar. 31, 2014 Sony City Osaki sale and leaseback Current liabilities other JPY (¥)	Mar. 31, 2014 Sony City Osaki sale and leaseback Other noncurrent liabilities JPY (¥)	Mar. 31, 2013 550 Madison sale and leaseback USD ($)	Mar. 31, 2014 550 Madison sale and leaseback Current liabilities other USD ($)	Mar. 31, 2014 550 Madison sale and leaseback Other noncurrent liabilities USD ($)	Mar. 31, 2014 Two years JPY (¥)	Mar. 31, 2013 Two years JPY (¥)	Mar. 31, 2013 Seven years JPY (¥)	Mar. 31, 2014 Three years JPY (¥)	Apr. 02, 2011 Sony Semiconductor Kyushu Corporation JPY (¥)	Mar. 31, 2012 Sony Semiconductor Kyushu Corporation JPY (¥)
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 101,410	¥ 78,523	¥ 76,188
Sublease rental received under operating leases	1,119	904	1,423
Total minimum rentals received in future under non cancelable subleases for operating lease	2,882
Sale and leaseback transaction				5 years				3 years							3 years	3 years
Sale price				111,100				1,100
Net cash proceeds from sale and leaseback transaction				110,175				780			6,810	11,789	6,262	76,566	50,537	50,537
Gain upon sale of leaseback transaction					42,322			691
Amount of gain required to be deferred and is amortized					24,982			166
Remaining deferred gain recorded in other current and noncurrent liabilities						4,914	14,743		55	55
Option to purchase headquarters building which was leased from VIE								255
Gain or loss recorded on sale and leaseback transaction	¥ 0	¥ 0	¥ 0
Sale and leaseback transaction, average terms											Two years	Two years	Seven year	Three years